Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 15 – COMMITMENTS AND CONTINGENCIES

Navios Partners is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where Navios Partners believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date the financial statements were prepared. Management believes the ultimate disposition of these matters will be immaterial individually and in the aggregate to Navios Partners’ financial position, results of operations or liquidity.

In December 2022, Navios Partners agreed to acquire two newbuilding Japanese MR2 Product Tanker vessels, from an unrelated third party, under bareboat contracts. Each vessel is being bareboat-in for ten years. Navios Partners has the option to acquire the vessels starting at the end of year four until the end of the charter period. On September 25, 2025, Navios Partners took delivery of the Nave Ohana. Navios Partners agreed to pay in total $18,000, representing a deposit for the option to acquire the vessels after the end of the fourth year. The remaining vessel is expected to be delivered into Navios Partners’ fleet during the first half of 2026. During the year ended December 31, 2023, the aggregate amount of $9,000 in relation to the deposit for the option to acquire the two vessels, was paid. During the year ended December 31, 2025, the amount of $4,500 in relation to the delivery of the one vessel, was paid. As of December 31, 2025, the total amount of $6,942, including capitalized expenses, is presented under the caption “Other long-term assets” in the Consolidated Balance Sheets.

During the second quarter of 2023, Navios Partners agreed to acquire two newbuilding Japanese MR2 Product Tanker vessels, from an unrelated third party, under bareboat contracts. Each vessel is being bareboat-in for ten years. Navios Partners has the option to acquire the vessels starting at the end of year four until the end of the charter period. Navios Partners agreed to pay in total $18,000, representing a deposit for the option to acquire the vessels after the end of the fourth year. The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2026. During the year ended December 31, 2023, the aggregate amount of $9,000 in relation to the deposit for the option to acquire the two vessels, was paid. As of December 31, 2025, the total amount of $13,184, including capitalized expenses, is presented under the caption “Other long-term assets” in the Consolidated Balance Sheets.

In August 2023, Navios Partners agreed to acquire two newbuilding Japanese MR2 Product Tanker vessels, from an unrelated third party, under bareboat contracts. Each vessel is being bareboat-in for ten years. Navios Partners has the option to acquire the vessels starting at the end of year four until the end of the charter period. Navios Partners agreed to pay in total $20,000, representing a deposit for the option to acquire the vessels after the end of the fourth year. The vessels are expected to be delivered into Navios Partners’ fleet during the first half of 2027. During the year ended December 31, 2023, the aggregate amount of $10,000 in relation to the deposit for the option to acquire the two vessels, was paid. As of December 31, 2025, the total amount of $14,210, including capitalized expenses, is presented under the caption “Other long-term assets” in the Consolidated Balance Sheets.

During the third quarter of 2023, Navios Partners agreed to acquire four 115,000 dwt Aframax/LR2 newbuilding scrubber-fitted tanker vessels, from an unrelated third party, for a purchase price of $61,250 each (plus $3,300 per vessel in additional features). On February 5, 2026, Navios Partners took delivery of the Nave Anthos. The remaining vessels are expected to be delivered into Navios Partners’ fleet during 2026. Navios Partners agreed to pay in total $27,562, plus extras in four installments for each vessel and the remaining amount of $33,688 plus extras for each vessel will be paid upon delivery of each vessel. During the year ended December 31, 2024, the aggregate amount of $55,125 was paid. During the year ended December 31, 2025, the aggregate amount of $49,000 was paid. As of December 31, 2025, the total amount of $104,125 is presented under the caption “Deposits for vessel acquisitions” in the Consolidated Balance Sheets.

During the first quarter of 2024, Navios Partners agreed to acquire two 115,000 dwt Aframax/LR2 newbuilding scrubber-fitted tanker vessels from an unrelated third party, for a purchase price of $61,250 each (plus $3,300 per vessel in additional features). The vessels are expected to be delivered into Navios Partners’ fleet during the first half of 2027. Navios Partners agreed to pay in total $27,562, plus extras in four installments for each vessel and the remaining amount of $33,688 plus extras for each vessel will be paid upon delivery of each vessel. During the year ended December 31, 2024, the aggregate amount of $18,375 was paid. During the year ended December 31, 2025, the aggregate amount of $6,125 was paid. As of December 31, 2025, the total amount of $24,500 is presented under the caption “Deposits for vessel acquisitions” in the Consolidated Balance Sheets.

During the second quarter of 2024, Navios Partners agreed to acquire two 7,900 TEU newbuilding methanol-ready and scrubber-fitted containerships from an unrelated third party, for a purchase price of $102,750 each (plus $3,250 per vessel in additional features). The vessels are expected to be delivered into Navios Partners’ fleet during 2026. Navios Partners agreed to pay in total $82,200, plus extras in four installments for each vessel and the remaining amount of $20,550 plus extras for each vessel will be paid upon delivery of each vessel. During the year ended December 31, 2025, the amount of $102,750 was paid. As of December 31, 2025, the total amount of $102,750 is presented under the caption “Deposits for vessel acquisitions” in the Consolidated Balance Sheets.

During the second quarter of 2024, Navios Partners agreed to acquire four 115,000 dwt Aframax/LR2 newbuilding scrubber-fitted tanker vessels from an unrelated third party, for a purchase price of $62,250 (plus $3,300 per vessel in additional features) for each of the first two vessels and a purchase price of $63,000 (plus $3,300 per vessel in additional features) for each of the other two vessels. The vessels are expected to be delivered into Navios Partners’ fleet during 2027 and the first half of 2028. For the first two vessels, Navios Partners agreed to pay in total $34,238, plus extras in four installments for each vessel and the remaining amount of $28,012, plus extras for each vessel will be paid upon delivery of each vessel. For the other two vessels, Navios Partners agreed to pay in total $34,650, plus extras in four installments for each vessel and the remaining amount of $28,350, plus extras for each vessel will be paid upon delivery of each vessel. During the year ended December 31, 2024, the aggregate amount of $62,625 was paid. During the year ended December 31, 2025, the aggregate amount of $6,225 was paid. As of December 31, 2025, the total amount of $68,850 is presented under the caption “Deposits for vessel acquisitions” in the Consolidated Balance Sheets.

During the third quarter of 2024, Navios Partners agreed to acquire two 7,900 TEU newbuilding methanol-ready and scrubber-fitted containerships from an unrelated third party, for a purchase price of $102,750 each (plus $3,250 per vessel in additional features). The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2026 and the first half of 2027. Navios Partners agreed to pay in total $82,200, plus extras in four installments for each vessel and the remaining amount of $20,550, plus extras for each vessel will be paid upon delivery of each vessel. During the year ended December 31, 2025, the amount of $82,200 was paid. As of December 31, 2025, the total amount of $82,200 is presented under the caption “Deposits for vessel acquisitions” in the Consolidated Balance Sheets.

During the second quarter of 2025, Navios Partners agreed to acquire two 115,000 dwt Aframax/LR2 newbuilding scrubber-fitted tanker vessels from an unrelated third party, for a purchase price of $63,200 each (plus $3,300 per vessel in additional features). The vessels are expected to be delivered into Navios Partners’ fleet during the first half of 2027. Navios Partners agreed to pay in total $31,600, plus extras in four installments for each vessel and the remaining amount of $31,600, plus extras for each vessel will be paid upon delivery of each vessel. During the year ended December 31, 2025, the amount of $18,960 was paid. As of December 31, 2025, the total amount of $18,960 is presented under the caption “Deposits for vessel acquisitions” in the Consolidated Balance Sheets.

During the third quarter of 2025, Navios Partners agreed to acquire four 8,850 TEU newbuilding methanol-ready and scrubber-fitted containerships from an unrelated third party, for a purchase price of $113,250 each (plus $1,845 per vessel in additional features). The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2027 and the first half of 2028. Navios Partners agreed to pay in total $79,275, plus extras in four installments for each vessel and the remaining amount of $33,975, plus extras for each vessel will be paid upon delivery of each vessel.

During the fourth quarter of 2025, Navios Partners agreed to acquire two Japanese Capesize newbuilding scrubber-fitted vessels, from an unrelated third party, under 12-year bareboat-in contracts. Navios Partners has the option to acquire the vessels starting at the end of year four until the end of the charter period. Navios Partners agreed to pay in total $10,000, representing a deposit for the option to acquire the vessels after the end of the fourth year. The vessels are expected to be delivered into Navios Partners’ fleet during the second half of 2028 and the first quarter of 2029. The closing of the transaction is subject to completion of customary documentation.

As of December 31, 2025, an amount of $69,165 related to capitalized costs is presented under the caption “Deposits for vessel acquisitions” in the Consolidated Balance Sheets.

As of December 31, 2025, the Company’s future minimum lease commitments under the Company’s bareboat-in contracts for undelivered vessels for the next five years are as follows:

Period	Amount
2026	$3,866
2027	14,250
2028	16,598
2029	26,468
2030	27,412
2031 and thereafter	209,471
Total	$298,065